Subsequent Events (Details Textual) - USD ($)			1 Months Ended					5 Months Ended	9 Months Ended
	Nov. 02, 2015	Sep. 08, 2015	Jan. 16, 2016	Dec. 28, 2015	Dec. 03, 2015	Oct. 27, 2015	May. 29, 2015	May. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues									$ 110,000
Sale of Stock, Price Per Share										$ 0.03
License Agreement Term		2 years
TGRI [Member]
Subsequent Event [Line Items]
Business Acquisition Issuance Of Fully Paid And Non Assessable Shares Of Common Stock									477,815,488
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares									507,629,872
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				710,227	11,550,640			448,575
Stock Issued During Period, Value, New Issues				$ 25,000	$ 195,000			$ 686,320
Stock Issued During Period, Shares, Issued for Services			300,000
Percentage Of Net Income To Be Received						30.00%
Sale of Stock, Price Per Share				$ 0.0352				$ 1.53
Subsequent Event [Member] | TGRI [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services							29,814,384
Business Acquisition Issuance Of Fully Paid And Non Assessable Shares Of Common Stock							477,815,488
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares							507,629,872
Business Acquisition, Percentage of Voting Interests Acquired							79.00%
Subsequent Event [Member] | One Year Contract [Member]
Subsequent Event [Line Items]
License Costs	$ 50,000
Subsequent Event [Member] | Two Year Contract [Member]
Subsequent Event [Line Items]
License Costs	$ 50,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share					$ 0.012
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share					$ 0.028